Reverse Recapitalization - Schedule of Consolidated Statement of Cash Flows and Consolidated Statement of Stockholders Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2021
Business Acquisition [Line Items]
Less: Cash payment of transaction expenses - Sarcos		$ (16,571)
Net cash provided by financing activities		230,241	$ 42,301
Less: Warrant liabilities assumed		(8,774)
Less: Other non-cash net assets assumed		40
Less: Unpaid and previously expensed Merger transaction costs		(148)
Net contributions from recapitalization		$ 219,906
Common stock, shares outstanding		137,722,658	104,039,354	21,483,286
Common stock, shares issued		137,722,658	104,039,354
Less: redemption of Rotor Common Stock		$ (23,479,970)
Total shares from Merger and PIPE financing		32,525,990
Recapitalization of Old Sarcos common stock into Class A common stock1	[1]	105,063,285
Total shares of Common Stock immediately after the Effective Time		137,589,275
PIPE Financing
Business Acquisition [Line Items]
Aggregate purchase price		$ 220,000
Net cash provided by financing activities		228,800
Merger and PIPE Financing
Business Acquisition [Line Items]
Net cash provided by financing activities		$ 228,788
Pipe Investors
Business Acquisition [Line Items]
Common stock, shares issued		22,000,000
Rotor Acquisition Corp
Business Acquisition [Line Items]
Cash proceeds from Rotor, net of redemptions and transaction expenses		$ 25,359
Rotor Acquisition Corp | Common Class A
Business Acquisition [Line Items]
Common stock, shares outstanding		27,600,000
Rotor Acquisition Corp | Common Class B
Business Acquisition [Line Items]
Common stock, shares outstanding		6,405,960

[1]	The number of Old Sarcos shares was determined from the 21,483,286 shares of Old Sarcos Common Stock warrants, Common Stock and preferred stock outstanding immediately prior to the closing of the Business Combination, which are presented net of the Common and Preferred Stock redeemed, converted at the Exchange Ratio of 5.129222424. This excludes a restricted stock award for 5,129,222 shares that was unvested as of the date of the Merger. All fractional shares were rounded down.